PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

November 26, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Tamarack Funds Trust
File Nos. 333-111986 and 811-21475
Post-Effective Amendment No. 27; Rule 485(a) Filing

To the Staff of the Commission:

On behalf of Tamarack Funds Trust (the “Trust”), and pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, enclosed is Post-Effective Amendment No. 27 to the Trust’s Registration Statement.

The purpose of this filing is to seek review of disclosure with respect to the addition of Class A Shares to the Access Capital Community Investment Fund (the “Fund”), a separate series of the Trust offered in a separate Prospectus. The prospectus for the Fund is substantially identical to the existing prospectus disclosure for the Fund other than the additional information about the new Class A shares and the fees applicable to this share class. The combined Statement of Additional Information (“SAI”) is changed only to add references to the new share class. All financial information included in both the Prospectus and the SAI will be updated in the Rule 485(b) filing.

Should you have any questions, I can be reached directly at (610) 382-8656.

Very truly yours,

/s/ Sandra L. Adams
Vice President and Director

cc:	Erik Preus, Tamarack Funds Trust
Jon Rand, Dechert LLP